COMMITMENTS - Agreements to Purchase IP (Details)			12 Months Ended
	Jun. 30, 2014 USD ($)	Aug. 11, 2010 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2018 USD ($)	Mar. 30, 2015 USD ($)
Australian Asset Purchase Agreement
Commitments
Number of therapeutic candidates | item		3
Upfront initial payment per agreement		$ 500,000	$ 1,000,000
Aggregate payments made				$ 1,500,000
Australian Asset Purchase Agreement | Minimum
Commitments
Percentage of revenues to be paid in the future		7.00%
Australian Asset Purchase Agreement | Maximum
Commitments
Percentage of revenues to be paid in the future		20.00%
Salix Pharmaceuticals, Ltd. Agreement [Member]
Commitments
Upfront initial payment per agreement			7,000,000
Salix Pharmaceuticals, Ltd. Agreement [Member] | Maximum
Commitments
Milestones to be paid			$ 5,000,000
German Publicly Traded Company Arrangement
Commitments
Upfront initial payment per agreement	$ 1,000,000
German Publicly Traded Company Arrangement | Maximum
Commitments
Royalties percentage	30.00%
U.S. Private Company Arrangement
Commitments
Milestones to be paid					$ 2,000,000
Aggregate payments made				$ 3,000,000	1,500,000
Revenue Milestone | U.S. Private Company Arrangement | Maximum
Commitments
Milestones to be paid					$ 2,000,000